Investment in Affiliates and Available-for-Sale Securities (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Navios Partners
Balance sheet
Current assets	$ 63,079		$ 63,079		$ 115,197
Non-current assets	1,342,545		1,342,545		1,223,512
Current liabilities	49,248		49,248		30,072
Non-current liabilities	587,619		587,619		559,539
Income Statement
Revenue	56,473	$ 55,178	113,259	$ 112,676
Net income/(loss)	11,355	29,985	22,234	48,346
Navios Acquisition
Balance sheet
Current assets	113,923		113,923		89,528
Non-current assets	1,556,375		1,556,375		1,603,944
Current liabilities	54,663		54,663		71,598
Non-current liabilities	1,084,232		1,084,232		1,122,623
Income Statement
Revenue	80,408	62,242	159,019	123,211
Net income/(loss)	26,362	(2,804)	46,396	(15,622)
Navios Europe I
Balance sheet
Current assets	12,304		12,304		13,764
Non-current assets	184,830		184,830		190,638
Current liabilities	14,250		14,250		15,649
Non-current liabilities	190,675		190,675		$ 191,744
Income Statement
Revenue	10,765	8,450	19,860	17,109
Net income/(loss)	$ (1,069)	$ (2,632)	$ (4,800)	$ (5,063)